Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other non-current assets [Abstract]
Schedule of other non-current assets
	December 31,
	2013	2014
	RMB	RMB

Prepayment for acquiring an office building	-	481,047
Unamortized convertible bonds issuance cost	-	42,275
Prepayments of exclusive license fee	-	31,189
Others	4,864	6,460

Total	4,864	560,971